Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash generated from operating activities
Profit for the year	₩ 2,657,595	₩ 1,660,101	₩ 1,515,885
Adjustments for income and expenses (Note 38)	2,096,764	3,039,561	3,250,143
Changes in assets and liabilities related to operating activities (Note 38)	(261,468)	13,764	(685,734)
Sub-total	4,492,891	4,713,426	4,080,294
Interest received	66,713	44,602	43,400
Dividends received	106,674	98,267	62,973
Interest paid	(234,127)	(245,236)	(275,796)
Income tax paid	(576,331)	(367,891)	(132,742)
Net cash provided by operating activities	3,855,820	4,243,168	3,778,129
Cash inflows from investing activities:
Decrease in short-term financial instruments, net		222,322
Decrease in short-term investment securities, net			105,158
Collection of short-term loans	216,700	238,980	398,308
Decrease in long-term financial instruments	27	28	7,424
Proceeds from disposals of long-term investment securities	129,726	555,519	149,310
Proceeds from disposals of investments in associates and joint ventures	5,925	66,852	185,094
Proceeds from disposals of property and equipment	29,368	22,549	36,586
Proceeds from disposals of intangible assets	8,848	16,532	3,769
Proceeds from disposals of assets held for sale			1,009
Collection of long-term loans	6,205	1,960	2,132
Decrease in deposits	24,550	14,894	14,635
Proceeds from disposals of other non-current assets	1,185	728	607
Proceeds from disposals of subsidiaries	30,132		155
Increase in cash due to merger	4,112		10,355
Receipt of government grants		300
Sub-total	456,778	1,140,664	914,542
Cash outflows for investing activities:
Increase in short-term financial instruments, net	(156,012)		(385,612)
Increase in short-term investment securities, net	(28,975)	(6,334)
Increase in short-term loans	(205,878)	(239,303)	(370,378)
Increase in long-term loans	(5,869)	(32,287)	(16,701)
Increase in long-term financial instruments	(2,034)	(342)	(10,008)
Acquisitions of long-term investment securities	(19,328)	(30,949)	(312,261)
Acquisitions of investments in associates and joint ventures	(193,100)	(130,388)	(65,080)
Acquisitions of property and equipment	(2,715,859)	(2,490,455)	(2,478,778)
Acquisitions of intangible assets	(145,740)	(635,387)	(127,948)
Increase in deposits	(26,377)	(12,943)	(12,536)
Increase in other non-current assets	(47)	(763)	(2,542)
Acquisitions of businesses, net of cash acquired		(4,498)	(13,197)
Acquisitions of subsidiaries, net of cash acquired	(26,566)	(19,032)
Liquidation of subsidiary	(1,600)	(191)
Sub-total	(3,527,385)	(3,602,872)	(3,795,041)
Net cash used in investing activities	(3,070,607)	(2,462,208)	(2,880,499)
Cash inflows from financing activities:
Proceeds from short-term borrowings, net	127,386
Proceeds from issuance of debentures	973,291	776,727	1,375,031
Proceeds from long-term borrowings	120,000	49,000
Cash inflows from settlement of derivatives	188	251	175
Cash received from transfer of interests in subsidiaries to non-controlling interests	40,938	35,646
Sub-total	1,261,803	861,624	1,375,206
Cash outflows for financing activities:
Decrease in short-term borrowings, net		(257,386)	(106,600)
Repayments of long-term account payables-other	(305,476)	(122,723)	(191,436)
Repayments of debentures	(842,733)	(770,000)	(620,000)
Repayments of long-term borrowings	(32,701)	(33,387)	(21,924)
Cash outflows from settlement of derivatives	(105,269)		(655)
Payments of finance lease liabilities		(26)	(3,206)
Payments of dividends	(706,091)	(706,091)	(668,494)
Payments of interest on hybrid bonds	(16,840)	(16,840)	(16,840)
Acquisitions of treasury shares			(490,192)
Transactions with non-controlling shareholders	(79,311)		(220,442)
Sub-total	(2,088,421)	(1,906,453)	(2,339,789)
Net cash used in financing activities	(826,618)	(1,044,829)	(964,583)
Net increase (decrease) in cash and cash equivalents	(41,405)	736,131	(66,953)
Cash and cash equivalents at beginning of the year	1,505,242	768,922	834,429
Effects of exchange rate changes on cash and cash equivalents	(6,102)	189	1,446
Cash and cash equivalents at end of the year	₩ 1,457,735	₩ 1,505,242	₩ 768,922